Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of the reconciliation of basic and diluted loss per share
The following table sets forth the reconciliation of basic and diluted loss per share for the years ended December 31, 2023, 2022 and 2021 (in thousands except per share data):

	Year Ended December 31,
	2023	2022	2021
Net loss	$(114,331)	$(23,364)	$(88,424)
Premium on redemption of Preferred Stock	(52,645)	—	—

Net loss for basic and diluted loss per share available to common stockholders	$(166,976)	$(23,364)	$(88,424)

Weighted average number of shares outstanding - basic	130,298	134,226	132,858
Effect of dilutive securities	—	—	—

Weighted average number of shares and assumed conversions - diluted	130,298	134,226	132,858
Loss per share
Basic and diluted	$(1.28)	$(0.17)	$(0.67)

Schedule of potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share
The following potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	December 31, 2023	December 31, 2022	December 31, 2021
Stock options	33,123,798	16,939,093	18,967,724
Public Warrants	6,854,309	6,899,988	—
Private Warrants	3,613,383	4,104,000	—
Retainer Shares	4,000,000	—	—
Shares Issuable pursuant to ESPP	29,806	—	—
Convertible Debentures	546,921	—	—

Total	48,168,217	27,943,081	18,967,724